FINANCIAL INSTRUMENTS (Details 1) - Interest Rate Risk - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 18,654,590	$ 25,250,131
Total Financial Liabilities	$ (2,055,247)	$ 892,434
Average Interest Rate	1.09%	0.88%
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	$ (2,055,247)	$ 892,434
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 15,235,555	$ 21,884,957
Average Interest Rate	1.09%	0.33%
Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 3,152,410	$ 3,035,573
Other current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	266,625	$ 329,601
Average Interest Rate		2.55%
Other non-current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	$ 0
Floating Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	8,925,124	18,680,923
Total Financial Liabilities	0	0
Floating Interest Rate | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	0	0
Floating Interest Rate | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	8,925,124	18,680,923
Floating Interest Rate | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Floating Interest Rate | Other current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Floating Interest Rate | Other non-current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Fixed Interest Rate | 1 year or less
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	6,192,713	3,193,988
Total Financial Liabilities	0	0
Fixed Interest Rate | 1 year or less | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	0	0
Fixed Interest Rate | 1 year or less | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	6,192,713	3,150,000
Fixed Interest Rate | 1 year or less | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Fixed Interest Rate | 1 year or less | Other current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	43,988
Fixed Interest Rate | 1 year or less | Other non-current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Fixed Interest Rate | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Total Financial Liabilities	0	0
Fixed Interest Rate | 1-5 years | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	0	0
Fixed Interest Rate | 1-5 years | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Fixed Interest Rate | 1-5 years | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Fixed Interest Rate | 1-5 years | Other current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Fixed Interest Rate | 1-5 years | Other non-current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	0	0
Non-Interest bearing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	3,536,753	3,375,220
Total Financial Liabilities	(2,055,247)	892,434
Non-Interest bearing | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	(2,055,247)	892,434
Non-Interest bearing | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	117,718	54,034
Non-Interest bearing | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	3,152,410	3,035,573
Non-Interest bearing | Other current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	266,625	285,613
Non-Interest bearing | Other non-current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 0	$ 0